Goodwill (Details) - Schedule of Goodwill and Variations from the Time of Acquisition $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Goodwill (Details) - Schedule of Goodwill and Variations from the Time of Acquisition [Line Items]
Goodwill from the acquisition	$ 20,855
Effect of exchange difference	(2,521)
Goodwill	18,334
Hipervital S.A.S. [Member]
Goodwill (Details) - Schedule of Goodwill and Variations from the Time of Acquisition [Line Items]
Goodwill from the acquisition	3,817
Effect of exchange difference	(462)
Goodwill	3,355
Costa y Costa S.A. [Member]
Goodwill (Details) - Schedule of Goodwill and Variations from the Time of Acquisition [Line Items]
Goodwill from the acquisition	16,157
Effect of exchange difference	(1,953)
Goodwill	14,204
Modasian S.R.L. [Member]
Goodwill (Details) - Schedule of Goodwill and Variations from the Time of Acquisition [Line Items]
Goodwill from the acquisition	881
Effect of exchange difference	(106)
Goodwill	$ 775